Financial Assets - Additional Information (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Accumulated Impairment loss on investment of held-to-maturity securities	¥ 0	¥ 0
Mandatory reserve deposit percentage	20.00%
Term deposits [member]
Disclosure of financial assets [line items]
Term deposits	¥ 2,175,000,000	¥ 2,641,000,000